Fixed Income Securities	12 Months Ended
Dec. 31, 2025
Fixed Income Securities [Abstract]
Fixed Income Securities	21 Fixed Income Securities
Fixed income securities comprise corporate bonds held primarily by the Group's Agency and
Execution segment to realize value through the crystallization of the spread between buying and selling.

	2025	2024
	$m	$m
Fixed income securities (unpledged)	16.0	87.7
Fixed income securities (pledged)	82.4	—
	98.4	87.7